FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02736
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PETROLEUM & RESOURCES CORPORATION
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(Exact name of registrant as specified in charter)

7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
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(Address of principal executive offices)

Lawrence L. Hooper, Jr.
Petroleum & Resources Corporation
7 Saint Paul Street, Suite 1140
Baltimore, Maryland 21202
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(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31
Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

September 30, 2011

(unaudited)

	Shares	Value (A)
Stocks — 99.4%

Energy — 77.6%
Exploration & Production — 20.8%
Anadarko Petroleum Corp.	185,000	$11,664,250
Apache Corp.	150,000	12,036,000
Devon Energy Corp.	135,000	7,484,400
Energen Corp.	185,000	7,564,650
EOG Resources, Inc.	110,000	7,811,100
EQT Corp.	160,000	8,537,600
Forest Oil Corp. (C)	200,000	2,880,000
Marathon Oil Corp.	130,000	2,805,400
Marathon Petroleum Corp.	100,000	2,706,000
Newfield Exploration Co. (C)	110,000	4,365,900
Noble Energy, Inc.	225,000	15,930,000
Oasis Petroleum, Inc. (C) (E)	150,000	3,349,500
Occidental Petroleum Corp.	350,000	25,025,000
Pioneer Natural Resources Co. (E)	120,000	7,892,400
QEP Resources, Inc. (with attached rights)	200,000	5,414,000
Southwestern Energy Co. (C) (E)	200,000	6,666,000

		132,132,200

Integrated Oil & Gas — 38.0%
Chevron Corp.	940,000	86,968,800
ConocoPhillips (E)	350,000	22,162,000
Exxon Mobil Corp. (F)	1,358,430	98,662,771
Hess Corp.	250,000	13,115,000
Royal Dutch Shell plc (Class A) ADR	338,783	20,841,930

		241,750,501

Pipelines — 3.5%
Kinder Morgan Inc. (B)	250,000	6,472,500
Spectra Energy Corp.	208,812	5,122,158
Williams Companies, Inc.	450,000	10,953,000

		22,547,658

Services — 15.3%
Baker Hughes, Inc.	215,000	9,924,400
Halliburton Co.	525,000	16,023,000
Nabors Industries Ltd. (C) (E)	119,000	1,458,940
National Oilwell Varco, Inc. (E)	250,000	12,805,000
Oil States International, Inc. (C)	140,000	7,128,800
Schlumberger Ltd.	575,000	34,344,750
Transocean Ltd. (C)	217,953	10,405,076
Weatherford International, Ltd. (C)	450,000	5,494,500

		97,584,466

Basic Materials — 16.2%
Chemicals — 10.3%
Air Products and Chemicals, Inc.	100,000	7,637,000
CF Industries Holdings, Inc. (E)	70,069	8,645,815
Dow Chemical Co.	600,000	13,476,000
FMC Corp.	130,000	8,990,800
Potash Corporation of Saskatchewan Inc. (E)	289,000	12,490,580
Praxair, Inc. (E)	150,000	14,022,000

		65,262,195

Industrial Metals — 4.5%
Cliffs Natural Resources Inc. (E)	142,000	7,266,140
Freeport-McMoRan Copper & Gold Inc.	515,000	15,681,750
Teck Resources Ltd. (Class B)	200,000	5,838,000

		28,785,890

Mining — 1.4%
CONSOL Energy Inc.	46,300	1,570,959
Peabody Energy Corp.	221,600	7,507,808

		9,078,767

Utilities — 5.6%
MDU Resources Group, Inc.	299,000	5,737,810
National Fuel Gas Co. (E)	175,000	8,519,000
New Jersey Resources Corp.	280,000	11,919,600
Northeast Utilities	200,000	6,730,000
Questar Corp.	156,300	2,768,073

		35,674,483

Total Common Stocks (Cost $445,198,734)		632,816,160

SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2011

(unaudited)

	Principal/ Shares	Value (A)
Short-Term Investments — 1.6%
Time Deposits — 1.6%
M&T Bank, 0.90%	$10,414,706	$10,414,706

Money Market Funds — 0.0%
Fidelity Institutional Money Market - Government Portfolio, 0.01% (D)	10,000	10,000
RBC U.S. Government Money Market (Institutional Class I), 0.01% (D)	10,000	10,000
Vanguard Federal Money Market, 0.01% (D)	10,000	10,000
Western Asset Institutional Government Reserves (Institutional Class), 0.02% (D)	10,000	10,000

		40,000

Total Short-Term Investments (Cost $10,454,706)		10,454,706

Securities Lending Collateral — 1.0%
(Cost $6,385,110)
Money Market Funds — 1.0%
Invesco Short-Term Investment Trust - Liquid Assets Portfolio (Institutional Class), 0.11% (D)	6,385,110	6,385,110

Total Investments — 102.0% (Cost $462,038,550)		649,655,976
Cash, receivables, prepaid expenses and other assets, less liabilities — (2.0)%		(12,926,877)

Net Assets — 100.0%		$636,729,099

Notes:

(A)	Securities are listed on the New York Stock Exchange or the NASDAQ and are valued at the last reported sale price on the day of valuation.
(B)	A portion of shares held are on loan.
(C)	Presently non-dividend paying.
(D)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.
(E)	All or a portion of this security is pledged to cover open written call option contracts. Aggregate market value of such pledged securities is $18,958,228.
(F)	All or a portion of this security is pledged to collateralize open written put option contracts with an aggregate market value to deliver upon exercise of $33,072,500.

See accompanying notes.

SCHEDULE OF OUTSTANDING WRITTEN OPTION CONTRACTS

September 30, 2011

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date	Value

COVERED CALLS
200	CF Industries Holdings, Inc.	200	Nov 11	$(3,000)
276	CF Industries Holdings, Inc.	230	Jan 12	(4,968)
390	Cliffs Natural Resources Inc.	110	Oct 11	(1,950)
378	Cliffs Natural Resources Inc.	110	Jan 12	(3,024)
250	ConocoPhillips	77.5	Nov 11	(2,750)
500	Nabors Industries Ltd.	20	Oct 11	(1,500)
250	National Oilwell Varco, Inc.	100	Nov 11	(1,250)
200	Oasis Petroleum, Inc.	30	Nov 11	(8,000)
250	Pioneer Natural Resources Co.	100	Dec 11	(8,750)
289	Potash Corporation of Saskatchewan Inc.	73.33	Jan 12	(1,734)
150	Praxair, Inc.	115	Oct 11	(1,500)
300	Southwestern Energy	42	Dec 11	(23,400)

3,433				(61,826)

COLLATERALIZED PUTS
200	Anadarko Petroleum Corp.	70	Oct 11	(169,000)
300	Baker Hughes, Inc.	60	Oct 11	(421,500)
134	CF Industries Holdings, Inc.	140	Nov 11	(310,880)
276	CF Industries Holdings, Inc.	115	Jan 12	(383,640)
250	Chevron Corp.	70	Dec 11	(39,000)
416	Cliffs Natural Resources Inc.	60	Jan 12	(586,560)
300	CONSOL Energy Inc.	46	Oct 11	(370,500)
625	Dow Chemical Co.	30	Dec 11	(496,875)
400	FMC Corp.	75	Oct 11	(312,000)
300	Halliburton Co.	47	Oct 11	(498,000)
250	Hess Corp.	55	Nov 11	(153,750)
200	Marathon Oil Corp. / Marathon Petroleum Corp. (10,000 shares)	43	Oct 11	(190,000)
250	Marathon Petroleum Corp.	35	Oct 11	(205,000)
250	National Oilwell Varco, Inc.	62.50	Nov 11	(315,000)
150	Newfield Exploration Co.	65	Dec 11	(406,500)
200	Oil States International, Inc.	55	Oct 11	(122,000)
150	Oil States International, Inc.	55	Nov 11	(115,500)
284	Praxair, Inc	85	Oct 11	(42,600)
150	Praxair, Inc.	95	Oct 11	(69,000)
250	Schlumberger Ltd.	60	Nov 11	(131,250)

5,335				(5,338,555)

	Total Market Value (Premiums received $1,613,780)			$(5,400,381)

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS AND OUTSTANDING WRITTEN OPTION CONTRACTS (Unaudited)

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1. SIGNIFICANT ACCOUNTING POLICIES

Petroleum & Resources Corporation (the "Corporation") is registered under the Investment Company Act of 1940 as a non-diversified investment company. The Corporation is an internally-managed closed-end fund emphasizing petroleum and other natural resource investments.

Security Transactions - Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost.

Security Valuation - The Corporation's investments are reported at fair value as defined under accounting principles generally accepted in the United States of America. Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options and money market funds) are valued at amortized cost, which approximates fair value. Purchased and written options are valued at the last quoted bid and asked price, respectively. Money market funds are valued at net asset value on the day of valuation.

Various inputs are used to determine the fair value of the Corporation's investments. These inputs are summarized as follows:

  Level 1 -- fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments,
  Level 2 -- fair value is determined using other assumptions obtained from independent sources; for example, quoted prices for similar investments,
  Level 3 -- fair value is determined using the Corporation's own assumptions, developed based on the best information available in the circumstances.

The Corporation's investments at September 30, 2011 were classified as follows:

	Level 1	Level 2	Level 3	Total
Common stocks	$632,816,160	$--	$--	$632,816,160
Short-term investments	40,000	10,414,706	--	10,454,706
Securities lending collateral	6,385,110	--	--	6,385,110

Total investments	$639,241,270	$10,414,706	$--	$649,655,976

Written options	$(5,400,381)	$--	$--	$(5,400,381)

There were no transfers into or from Level 1 or Level 2 during the quarter ended September 30, 2011.

2. FEDERAL INCOME TAXES

For federal income tax purposes, the identified cost of securities at September 30, 2011 was $462,038,550 and net unrealized appreciation aggregated $187,617,426, of which the related gross unrealized appreciation and depreciation were $243,941,143 and $(56,323,717), respectively.

3. INVESTMENT TRANSACTIONS

The Corporation's investment decisions are made by a committee of management, and recommendations to that committee are made by the research staff.

The Corporation is subject to changes in the value of equity securities held ("equity price risk") in the normal course of pursuing its investment objectives. The Corporation may purchase and write option contracts to increase or decrease its equity price risk exposure or may write option contracts to generate additional income. Option contracts generally entail risks associated with counterparty credit, illiquidity, and unfavorable equity price movements. The Corporation has mitigated counterparty credit and illiquidity risks by trading its options through an exchange. The risk of unfavorable equity price movements is limited for purchased options to the premium paid and for written options by writing only covered call or collateralized put option contracts, which require the Corporation to segregate certain securities or cash at its custodian when the option is written.

When the Corporation writes (purchases) an option, an amount equal to the premium received (paid) by the Corporation is recorded as a liability (asset) and is subsequently marked to market daily in the Statement of Assets and Liabilities, with any related change recorded as an unrealized gain or loss in the Statement of Operations. Premiums received (paid) from unexercised options are treated as realized gains (losses) on the expiration date. Upon the exercise of written put (purchased call) option contracts, premiums received (paid) are deducted from (added to) the cost basis of the underlying securities purchased. Upon the exercise of written call (purchased put) option contracts, premiums received (paid) are added to (deducted from) the proceeds from the sale of underlying securities in determining whether there is a realized gain or loss.

4. PORTFOLIO SECURITIES LOANED

The Corporation makes loans of securities to approved brokers to earn additional income. It receives as collateral cash deposits, U.S. Government securities, or bank letters of credit valued at 102% of the value of the securities on loan. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the Corporation on the next business day. Cash deposits are placed in a registered money market fund. The Corporation accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Corporation also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Corporation. At September 30, 2011, the Corporation had securities on loan of $6,148,875 and held cash collateral of $6,385,110. The Corporation is indemnified by the Custodian, serving as lending agent, for loss of loaned securities and has the right under the lending agreement to recover the securities from the borrower on demand.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940 ) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30 a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Petroleum & Resources Corporation

By:	/s/ Douglas G. Ober
Douglas G. Ober
Chairman, President and Chief Executive Officer
(Principal Executive Officer)

Date:	October 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas G. Ober
Douglas G. Ober
Chairman, President and Chief Executive Officer
(Principal Executive Officer)

Date:	October 20, 2011

By:	/s/ Brian S. Hook
Brian S. Hook
Treasurer
(Principal Financial Officer)

Date:	October 20, 2011